Taxes (Tables)	12 Months Ended
Jan. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of income before income tax, domestic and foreign
The components of income from continuing operations before income taxes are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2017	2016	2015
U.S.	$15,680	$16,685	$18,610
Non-U.S.	4,817	4,953	6,189
Total income from continuing operations before income taxes	$20,497	$21,638	$24,799

Schedule of components of income tax expense (benefit)
A summary of the provision for income taxes is as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2017	2016	2015
Current:
U.S. federal	$3,454	$5,562	$6,165
U.S. state and local	495	622	810
International	1,510	1,400	1,529
Total current tax provision	5,459	7,584	8,504
Deferred:
U.S. federal	1,054	(704)	(387)
U.S. state and local	51	(106)	(55)
International	(360)	(216)	(77)
Total deferred tax expense (benefit)	745	(1,026)	(519)
Total provision for income taxes	$6,204	$6,558	$7,985

Schedule of effective income tax rate reconciliation
A reconciliation of the significant differences between the U.S. statutory tax rate and the effective income tax rate on pretax income from continuing operations is as follows:

	Fiscal Years Ended January 31,
	2017	2016	2015
U.S. statutory tax rate	35.0%	35.0%	35.0%
U.S. state income taxes, net of federal income tax benefit	1.7%	1.8%	1.8%
Income taxed outside the U.S.	(4.5)%	(4.0)%	(2.7)%
Net impact of repatriated international earnings	(1.0)%	0.1%	(1.5)%
Other, net	(0.9)%	(2.6)%	(0.4)%
Effective income tax rate	30.3%	30.3%	32.2%

Schedule of deferred tax assets and liabilities
The significant components of the Company's deferred tax account balances are as follows:

	January 31,
(Amounts in millions)	2017	2016
Deferred tax assets:
Loss and tax credit carryforwards	$3,633	$3,313
Accrued liabilities	3,437	3,763
Share-based compensation	309	192
Other	1,474	1,390
Total deferred tax assets	8,853	8,658
Valuation allowances	(1,494)	(1,456)
Deferred tax assets, net of valuation allowance	7,359	7,202
Deferred tax liabilities:
Property and equipment	6,435	5,813
Inventories	1,808	1,790
Other	1,884	1,452
Total deferred tax liabilities	10,127	9,055
Net deferred tax liabilities	$2,768	$1,853

Schedule of deferred taxes classification in consolidated balance sheets
The deferred taxes noted above are classified as follows in the Company's Consolidated Balance Sheets:

	January 31,
(Amounts in millions)	2017	2016
Balance Sheet classification
Assets:
Other assets and deferred charges	$1,565	$1,504

Liabilities:
Deferred income taxes and other	4,333	3,357

Net deferred tax liabilities	$2,768	$1,853

Summary of income tax contingencies
A reconciliation of unrecognized tax benefits from continuing operations is as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2017	2016	2015
Unrecognized tax benefits, beginning of year	$607	$838	$763
Increases related to prior year tax positions	388	164	7
Decreases related to prior year tax positions	(32)	(446)	(17)
Increases related to current year tax positions	145	119	174
Settlements during the period	(46)	(25)	(89)
Lapse in statutes of limitations	(12)	(43)	—
Unrecognized tax benefits, end of year	$1,050	$607	$838